Restatement of previously issued financial statements - Effect of restatement on balance sheets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020	Dec. 31, 2019		Oct. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net tangible assets threshold limit for redemption of public shares				$ 5,000,001
Balance sheet
Total assets	$ 230,299,733	$ 230,754,006	$ 231,036,262	231,323,610		$ 231,395,659	$ 231,466,990	$ 231,843,054	$ 231,769,236	$ 50,000
Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Equity (Deficit):
Total current liabilities	3,634,148			267,550						27,300
Total liabilities	25,202,318	25,224,557	19,386,072	25,358,720		22,903,099	20,557,770	18,315,099	17,812,302	27,300
Class A common stock subject to possible redemption	230,000,000			230,000,000		230,000,000	230,000,000	230,000,000	230,000,000
Stockholders' Equity (Deficit):
Preferred stock
Additional paid-in capital				0						24,425
Accumulated deficit	(24,903,160)	(24,471,126)	(18,350,385)	(24,035,685)		(21,508,015)	(19,091,355)	(16,472,620)	(16,043,641)	(2,300)
Total stockholders' deficit	(24,902,585)	(24,470,551)	(18,349,810)	(24,035,110)		(21,507,440)	(19,090,780)	(16,472,045)	(16,043,066)	22,700		$ 0
Total liabilities, cumulative preferred shares and stockholders' deficit	$ 230,299,733	230,754,006	231,036,262	$ 231,323,610		231,395,659	231,466,990		$ 231,769,236	$ 50,000
Common stock, shares outstanding	23,000,000			23,000,000
Class A common stock
Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Equity (Deficit):
Class A common stock subject to possible redemption	$ 230,000,000	$ 230,000,000	$ 230,000,000
Stockholders' Equity (Deficit):
Common stock				$ 0
Total liabilities, cumulative preferred shares and stockholders' deficit								231,843,054
Common stock subject to possible redemption (in shares)	23,000,000	23,000,000	23,000,000	23,000,000					23,000,000
Common stock, shares outstanding				0						0
Class B common stock
Stockholders' Equity (Deficit):
Common stock	$ 575	$ 575	$ 575	$ 575	[1]	575	575	575	$ 575	$ 575	[1]
Common stock, shares outstanding	5,750,000			5,750,000						5,750,000
As Previously Restated
Balance sheet
Total assets		230,754,006	231,036,262	$ 231,323,610		231,395,659	231,466,990	231,843,054	231,769,236
Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Equity (Deficit):
Total liabilities		25,224,557	19,386,072	25,358,720		22,903,099	20,557,770	18,315,099	17,812,302
Class A common stock subject to possible redemption				200,964,880		203,492,550	205,909,210	208,527,950	208,956,930
Stockholders' Equity (Deficit):
Additional paid-in capital		13,776,784	7,656,106	13,341,349		10,813,704	8,397,068	5,778,354	5,356,051
Accumulated deficit		(8,777,645)	(2,656,904)	(8,342,204)		(5,814,534)	(3,397,874)	(779,139)	(356,832)
Total stockholders' deficit		5,000,009	5,000,010	5,000,010		5,000,010	5,000,010	5,000,005	5,000,004
Total liabilities, cumulative preferred shares and stockholders' deficit		230,754,006	231,036,262	231,323,610		231,395,659	231,466,990		231,769,236
As Previously Restated | Class A common stock
Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Equity (Deficit):
Class A common stock subject to possible redemption		200,529,440	206,650,180
Stockholders' Equity (Deficit):
Common stock		$ 295	$ 233	$ 290		$ 265	$ 241	215	$ 210
Total liabilities, cumulative preferred shares and stockholders' deficit								$ 231,843,054
Common stock subject to possible redemption (in shares)		20,052,944	20,665,018	20,096,488					20,895,693
Common stock, shares outstanding		2,947,056	2,334,982	2,903,512		2,650,745	2,409,079	2,147,205	2,104,307
As Previously Restated | Class B common stock
Stockholders' Equity (Deficit):
Common stock		$ 575	$ 575	$ 575		$ 575	$ 575	$ 575	$ 575
Restatement Adjustment
Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Equity (Deficit):
Class A common stock subject to possible redemption				29,035,120		26,507,450	24,090,790	21,472,050	21,043,070
Stockholders' Equity (Deficit):
Additional paid-in capital		(13,776,784)	(7,656,106)	(13,341,349)		(10,813,704)	(8,397,068)	(5,778,354)	(5,356,051)
Accumulated deficit		(15,693,481)	(15,693,481)	(15,693,481)		(15,693,481)	(15,693,481)	(15,693,481)	(15,686,809)
Total stockholders' deficit		(29,470,560)	(23,349,820)	(29,035,120)		(26,507,450)	(24,090,790)	(21,472,050)	(21,043,070)
Restatement Adjustment | Class A common stock
Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Equity (Deficit):
Class A common stock subject to possible redemption		29,470,560	23,349,820
Stockholders' Equity (Deficit):
Common stock		$ (295)	$ (233)	$ (290)		$ (265)	$ (241)	(215)	$ (210)
Total liabilities, cumulative preferred shares and stockholders' deficit								$ 0
Common stock subject to possible redemption (in shares)		2,947,056	2,334,982	2,903,512					2,104,307
Common stock, shares outstanding		(2,947,056)	(2,334,982)	(2,903,512)		(2,650,745)	(2,409,079)	(2,147,205)	(2,104,307)

[1]	As of December 31, 2019, this number includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 13, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.